Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) Agreement	Dec. 31, 2020 USD ($) Agreement	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Inventory provision	¥ 20,948,000
Noon buying rate	6.5250				6.5250
Restricted cash	¥ 6,363,000				$ 975,000
Expected credit loss expense in general and administrative expense.	2,643,000	$ 405,000
Goodwill impairment provision	¥ 0		¥ 0	¥ 0
Number of agreements | Agreement	2	2
Sales allowances for sales returns, rebates, incentives and price protection	¥ 6,605,000		5,591,000	1,661,000
Contract asset	0		0
Accounts receivable	419,317,000		265,302,000
Credit loss provision	0		0
Advances from customers	6,228,000		3,177,000		$ 954,000
Revenue recognized from performance obligations satisfied	0		0	0
Advertising and marketing promotion expenses	2,215,074,000		879,632,000	256,097,000
Employee social security and welfare benefits	41,719,000		21,495,000	2,993,000
Share-based compensation expenses	232,431,000
Interest and penalties associated with uncertain tax positions	0		0	0
Mezzanine Equity | Minimum
Significant Accounting Policies [Line Items]
Preferred hares implied pre-money valuation amount | $		$ 5,000,000,000
Statutory Surplus Fund
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund	729,000		19,322,000
Other Reserve Funds
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund	¥ 0		0	0
ASU 2016-02
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, early adoption [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2018				Jan. 01, 2018
ASU 2016-13
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020				Jan. 01, 2020
Change in accounting principle, accounting standards update, adopted [true false]	true				true
ASU 2018-15
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020				Jan. 01, 2020
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, immaterial effect [true false]	true				true
Accounts Receivable and Other Receivables
Significant Accounting Policies [Line Items]
Allowance accounts receivable and other receivable			0	¥ 0
Settlement Liabilities
Significant Accounting Policies [Line Items]
Restricted cash	¥ 5,715,000		¥ 0